Interest, Net (Components Of Interest) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 26, 2013	May 27, 2012	May 29, 2011
Interest Income (Expense), Net [Abstract]
Interest expense	$ 126.2	$ 102.7	$ 93.7
Imputed interest on capital leases	3.6	3.7	3.8
Capitalized interest	(3.0)	(3.9)	(3.0)
Interest income	(0.9)	(0.9)	(0.9)
Interest, net	$ 125.9	$ 101.6	$ 93.6